LOANS RECEIVABLE (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2022	Aug. 31, 2022
LOANS RECEIVABLE
Schedule Of Loans Reciavable
Year ending August 31, 2023	$62,816
Year ending August 31, 2024	223,219
$286,035

Year ending August 31, 2023	$70,399
Year ending August 31, 2024	223,219
$293,618